Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (19,634)	$ (14,752)	$ (58,964)	$ (40,409)	$ (72,704)
Adjustments to the profit or loss items:
Depreciation of property, plant and equipment and right-of-use assets	621	610	1,898	1,716	2,397
Financial (income) expense, net	606	91	1,613	(169)	483
Share-based compensation	1,513	748	3,976	1,969	2,864
Change in employee benefit liabilities, net					94
Amortization of premium on available-for-sale financial assets				4	4
Revaluation of liabilities presented at fair value derivatives	(5,447)	(1,299)	(11,257)	(1,969)	6,822
Revaluation of liability to IIA	1,312	912	3,170	2,227	4,302
Deferred income taxes			(447)
Adjustments to reconcile profit (loss)	(1,395)	1,062	(1,047)	3,778	16,966
Changes in asset and liability items:
Decrease (increase) in prepaid expenses, other current assets, and other assets	937	347	1,005	(718)	(1,626)
Increase (decrease) in trade payables	2,397	(39)	1,504	1,535	5,083
Increase (decrease) in accrued expenses and other payables	(693)	1,141	(894)	516	3,454
Cash flows from (used in) operations	2,641	1,449	1,615	1,333	6,911
Cash received during the period for:
Interest received	854	2	1,122	359	361
Interest paid	(43)	(40)	(128)	(120)	(161)
Cash received, gross	811	(38)	994	239	200
Net cash used in operating activities	(17,577)	(12,279)	(57,402)	(35,059)	(48,627)
Cash flows from investing activities:
Purchase of property, plant and equipment	(4,187)	(2,683)	(9,577)	(9,792)	(11,804)
Investment in long-term deposit	(4,803)		(5,803)
Purchase of marketable securities	(29,657)		(97,808)
Investment in restricted bank deposits					(158)
Proceeds from maturity of marketable securities	38,893		56,717
Proceeds from sale of marketable securities				13,551	13,551
Net cash provided by (used in) investing activities	246	(2,683)	(56,471)	3,759	1,589
Cash flows from financing activities:
Proceeds from secondary offering, net					133,316
Receipt of grants from the IIA	259		311	200	399
Proceeds from secondary offering, net				63,860
Proceeds from issuance of convertible senior notes, net of issuance costs			70,777
Payment of lease liabilities	(653)	(417)	(1,782)	(1,539)	(1,985)
Payment of interest of Convertible senior notes	(2,191)		(2,191)
Exercise of options	10	21	566	169	650
Payment of issuance costs related to public offering			(468)
Net cash provided by (used in) financing activities	(2,575)	(396)	67,213	62,690	132,380
Exchange differences on balances of cash and cash equivalents	29	31	103	83	(10)
Increase (decrease) in cash and cash equivalents	(19,877)	(15,327)	(46,557)	31,473	85,332
Cash and cash equivalents at beginning of period	100,490	88,638	127,170	41,838	41,838
Cash and cash equivalents at end of period	80,613	73,311	80,613	73,311	127,170
Significant non-cash transactions:
Lease liabilities arising from new right-of-use asset				3,376	3,409
IIA liability for grants to be received	590		590		103
Issuance expenses on credit					468
Purchase of property, plant and equipment on credit	1,561		1,561		415
Borrowing costs capitalization	$ 713		$ 1,287